Subsequent Events (Details Narrative) - KSix Media, Inc. and Subsidiaries [Member] - Share Exchange Agreement [Member]	Apr. 27, 2015 shares
Number of common shares issued for acquisition	22,600,000
Number of restricted common stock shares issued	28,000,000